Derivative Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments

Note 8 – Derivative Instruments

The Company utilizes fixed price swaps and basis swaps to manage the price risk associated with the sale of its oil, natural gas and NGL production. Fixed price swaps are settled monthly based on differences between the fixed price specified in the contract and the referenced settlement price. Basis swaps are settled monthly based on differences between a fixed price differential and the applicable market price differential, the Panhandle Eastern Pipeline or Natural Gas Pipeline Company of America Mid Continent. When the referenced settlement price is less than the price specified in the contract, the Company receives an amount from the counterparty based on the price difference multiplied by the volume. Similarly, when the referenced settlement price exceeds the price specified in the contract, the Company pays the counterparty an amount based on the price difference multiplied by the volume.

The following table reflects the Company’s open commodity contracts at March 31, 2019:

	2019	2020	Total
Oil fixed price swaps
Volume (Bbl)	3,874,890	3,063,500	6,938,390
Weighted-average price	$60.05	$60.74	$60.36
Natural gas fixed price swaps
Volume (MMBtu)	30,442,000	16,005,000	46,447,000
Weighted-average price	$2.91	$2.64	$2.82
Natural gas basis swaps
Volume (MMBtu)	22,000,000	7,320,000	29,320,000
Weighted-average price	$0.60	$0.53	$0.58
Natural gas liquids fixed price swaps
Volume (Bbl)	825,000	—	825,000
Weighted-average price	$32.25	$—	$32.25

The Company nets the fair value of derivative instruments by counterparty in the accompanying condensed consolidated balance sheets where the right to offset exists. See Note 9 – Fair Value Measurements for further information regarding the fair value measurement of the Company’s derivatives.

As the Company has elected to not account for commodity derivative instruments as hedging instruments, gains or losses resulting from the change in fair value along with the gains or losses resulting from settlement of derivative contracts are reflected in loss on derivative contracts included in the accompanying condensed consolidated statements of operations.

The following table presents the Company’s loss on derivative contracts and net cash received (paid) upon settlement of its derivative contracts for the three months ended March 31, 2019 and 2018:

	Three Months Ended March 31, 2019
	2019	2018
	(in thousands)
Loss on derivative contracts	$(83,642)	$(9,614)
Net cash received (paid) upon settlement of derivative contracts (1)	$5,382	$(4,138)

(1)	Includes $0.4 million of cash received upon settlement of derivative contracts prior to their contractual maturity for the three months ended March 31, 2018.

During 2018 and in 2019, the Company modified certain existing derivative contracts to comply with hedging requirements under its Credit Facility. During the three months ended March 31, 2019, the Company received $2.8 million of cash upon settlement of such modified derivative contracts. The cash settlements for these derivatives are classified as cash flows from financing activities in the accompanying condensed consolidated statement of cash flows due to the other-than-insignificant financing element contained in the modified derivative contract.

Note 8 – Derivative Instruments

The Company utilizes fixed price swaps and basis swaps to manage the price risk associated with the sale of its oil, natural gas and NGL production. Fixed price swaps are settled monthly based on differences between the fixed price specified in the contract and the referenced settlement price. Basis swaps are settled monthly based on differences between a fixed price differential and the applicable market price differential, the Panhandle Eastern Pipeline or Natural Gas Pipeline Company of America Mid-Continent. When the referenced settlement price is less than the price specified in the contract, the Company receives an amount from the counterparty based on the price difference multiplied by the volume. Similarly, when the referenced settlement price exceeds the price specified in the contract, the Company pays the counterparty an amount based on the price difference multiplied by the volume.

The following table reflects the Company’s open commodity contracts at December 31, 2018:

	2019	2020	Total
Oil fixed price swaps
Volume (Bbl)	5,405,670	1,599,500	7,005,170
Weighted-average price	$60.05	$63.14	$60.76
Natural gas fixed price swaps
Volume (MMBtu)	43,800,000	12,325,000	56,125,000
Weighted-average price	$2.90	$2.63	$2.84
Natural gas basis swaps
Volume (MMBtu)	29,200,000	3,640,000	32,840,000
Weighted-average price	$0.60	$0.62	$0.60
Natural gas liquids fixed price swaps
Volume (Bbl)	1,095,000	—	1,095,000
Weighted-average price	$32.25	$—	$32.25

The Company nets the fair value of derivative instruments by counterparty in the accompanying consolidated balance sheets where the right to offset exists. See Note 9 – Fair Value Measurements for further information regarding the fair value measurement of the Company’s derivatives.

As the Company has elected to not account for commodity derivative instruments as hedging instruments, gains or losses resulting from the change in fair value along with the gains or losses resulting in settlement of derivative contracts are reflected in gain (loss) on derivative contracts included in the consolidated statement of operations.

The following table presents the Company’s gain (loss) on derivative contracts and net cash (paid) received upon settlement of its derivative contracts for the years ended December 31, 2018 and 2017:

	Years Ended December 31,
	2018	2017
	(in thousands)
Gain (loss) on derivative contracts	$78,054	$(6,797)
Net cash (paid) received upon settlement of derivative contracts (1)	$(33,279)	$2,705

(1)	Includes $1.3 million of cash received upon settlement of derivative contracts prior to their contractual maturity for the year ended December 31, 2017.

There were no gains or losses on derivative contracts in the year ended December 31, 2016 and no derivative contracts outstanding as of December 31, 2016.